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       As filed with the Securities and Exchange Commission on November 13, 2009

                                            1933 Act Registration No. 333-156123

                                             1940 Act Registration No. 811-21028

                                                              CIK No. 0001163403

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                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-6

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 2

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 44

             Lincoln Life Flexible Premium Variable Life Account Y

                           (Exact Name of Registrant)

                        American Legacy AssetEdgeSM VUL

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                           (Exact Name of Depositor)

                           1300 South Clinton Street

                           Fort Wayne, Indiana 46802

              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (260) 455-2000

                           Dennis L. Schoff, Esquire

                  The Lincoln National Life Insurance Company

                           1300 South Clinton Street

                           Ft. Wayne, Indiana 46802

                    (Name and Address of Agent for Service)

                                    Copy To:

                                John L. Reizian

                  The Lincoln National Life Insurance Company

                               350 Church Street

                               Hartford, CT 06103

            Approximate Date of Proposed Public Offering: Continuous

                     Title of Securities being registered:

  Indefinite Number of Units of Interest in Variable Life Insurance Contracts.

An indefinite amount of the securities being offered by the Registration

                 Statement has been registered pursuant to

Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the

Registrant for the fiscal year ending

December 31, 2008 was filed March 13, 2009.

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b)

/ / on October 22, 2009 pursuant to paragraph (b)

/ / 60 days after filing pursuant to paragraph (a)(1)

/x/ on December 11, 2009 pursuant to paragraph (a)(1) of Rule 485.

/ / This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be

October 22, 2009.

The Lincoln National Life Insurance Company:

Lincoln Life Flexible Premium Variable Life Account Y

Supplement Dated November XX, 2009

To the Product Prospectuses dated May 1, 2009:

American Legacy AssetEdgeSM VUL

This Supplement outlines changes to the prospectus for American Legacy AssetEdgeSM VUL.  The changes described below will be applicable only to policies issued on or after                      , 2009, subject to state availability.  These changes apply only to new purchasers of the policy and not to current owners.  These changes are not optional.

Overview of the changes:

A. The calculation of the minimum death benefit payable under Death Benefit Option 2 (see, “Death Benefit Options” provision) has been changed.  The amount payable under Death Benefit Option 2 is stated as “the greater of” two amounts.  The change provides a higher “floor” by multiplying one of those amounts by a factor of 115%.

B. The calculation of the policy’s Specified Amount after the owner switches from Death Benefit Option 2 to Death Benefit Option 1 (see, “Changes to the Initial Specified Amount and Death Benefit Options” provision) has been changed.  A change from Death Benefit Option 2 to Death Benefit Option 1 changes the death benefit under the policy from one that may increase over time by the growth in the policy’s Net Accumulation Value to a level death benefit equal to the Specified Amount chosen by the owner.  The change described in this Supplement now provides that the new death benefit amount will be based on the Specified Amount increased by 15% or the policy’s Accumulation Value (as of the date the owner makes the switch), whichever is greater.

C. In the prospectus, under “Policy Summary”, the provision with respect to Charges and Fees:

1.               The Maximum Charge shown in the Surrender Charge section of “Table I: Transaction Fees” has been changed.  It has been reduced from “$56.21 per $1000 of specified amount” to “$55.05 per $1000 of specified amount.”

2.               The Surrender Charges shown for a Representative Insured (male and female), shown in the Surrender Charge section of “Table I: Transaction Fees” have been changed.  The Surrender Charge for the male Representative Insured has been changed from “$29.75 per $1000 of specified amount” to “$30.76 per $1000 of specified amount.”  The Surrender Charge for the female Representative Insured has been changed from “$27.28 per $1000 of specified amount” to “$22.14 per $1000 of specified amount.”

3.               The Cost of Insurance charges shown for a Representative Insured (male and female) shown in the Cost of Insurance section of “Table II: Periodic Charges Other Than Fund Operating Expenses” have been changed.  The Cost of Insurance charge for the male Representative Insured has been changed from “$0.20 per month per $1000 of Net Amount at Risk” to “$0.23 per month per $1000 of Net Amount at Risk.”  The

Cost of Insurance charge for the female Representative Insured has been changed from “$0.15 per month per $1000 of Net Amount at Risk” to “$0.16 per month per $1000 of Net Amount at Risk”

4.               The Maximum Charge Shown in the Administrative Fee section of “Table II: Periodic Charges Other Than Fund Operating Expenses” has been changed.  The charge has been reduced from “$1.83 per month per $1000 of Initial Specified Amount or increase in specified amount” to “$1.25 per month per $1000 of Initial Specified Amount or increase in specified amount.”

5.               The charges shown in the Administrative Fee section of “Table II: Periodic Charges Other Than Fund Operating Expenses” for a Representative Insured (male and female) have been changed.   The charge for a male Representative Insured has been reduced from “$0.33 per month per $1000 of specified amount” to “$0.29 per month per $1000 of specified amount.”  The charge for a female Representative Insured has been increased from “$0.21 per month per $1000 of specified amount” to “$0.27 per month per $1000 of specified amount.”

D. The “Policy Charges and Fees”, the General section of “Surrender Charges” has been changed.  The fourth and fifth paragraphs of this section have been changed for clarity.   The schedule of maximum Surrender Charge Periods (i.e. the length of time during which Surrender Charges are applied) associated with the age of the insured on the Policy Date (or the date of an increase in specified amount) that follows the fifth paragraph has been replaced.

E. The Mortality and Expense Risk Charge provision, under the section of the prospectus entitled “Policy Charges and Fees”, has been changed.  The current charge has been changed from an effective annual rate of 0.10% in policy years 1-20 and 0.0% thereafter to an effective annual rate of 0.15% in policy years 1-15 and 0.00% thereafter.

F.  The Persistency Bonus provision, under the section of the prospectus entitled “Premiums”, has been changed.  The policy year in which it will first be credited has been changed from policy year 21 to policy year 16.  The annual rate guaranteed to be credited has been changed from not less than 0.15% to 20%.

G. The “Glossary of Terms” has been changed:  A definition for the term “Policy Year” has been added to provide additional clarity.

The changes noted above have resulted in changes in the numerical values in some of the representative calculations and tables included in the prospectus, dated May 1, 2009.  The tables, calculations and the sentences in which these numerical changes occur are set out below.

For more details on these changes, please see below.

Please refer to the May 1, 2009 prospectus for a discussion of all other provisions of your policy that are not discussed in this supplement.

This supplement is for informational purposes and requires no action on your part.  Please also note that certain terms used in this supplement are defined within the sentences where they appear, in the relevant provisions of the prospectus or in the prospectus Glossary, as amended by this Supplement.

The prospectus dated May 1, 2009 is being amended as follows (in order of how these respective sections appear in the prospectus):

Changes to “Charges and Fees” (under “POLICY SUMMARY”, sub-section “Changes and Fees”):

The following replaces the “Surrender Charge” section of Table I: Transaction Fees:

Charge	When Charge is Deducted	Amount Deducted

Surrender Charge*(1)

Upon full surrender of your policy, the Surrender charge will be deducted for up to 15 years from the policy Date for the Initial Specified Amount and for up to 15 years from the effective date for each increase in specified amount. Upon a Reduction in Specified Amount, the Surrender Charge will be deducted for up to 10 years from the Policy Date for the Initial Specified Amount and for up to 10 years from the effective date for each increase in specified amount.

Maximum Charge		$55.05 per $1,000 of specified amount.

Minimum Charge		$0.00 per $1,000 of specified amount.

Charge for a Representative Insured

For a male, age 45, standard non-tobacco, in year one the maximum Surrender Charge is $30.76 per $1,000 of specified amount.

For a female, age 45, standard non-tobacco, in year one the maximum Surrender Charge is $22.14 per $1,000 of specified amount.

* These charges and costs vary based on individual characteristics.  The charges and costs shown in the table may not be representative of the charges and costs that a particular policy owner will pay.  You may obtain more information about the particular charges that would apply to you by requesting a personalized policy illustration from your financial advisor.

(1) You may request one or more Partial Surrenders totaling 90% of your policy’s Surrender Value without the imposition of a Surrender Charge.  If you wish to surrender more than 90% of your policy’s Surrender Value, you must request a Full Surrender of your policy, which is subject to the Surrender Charge reflected in the table above.  (See section headed “Partial Surrenders” for a discussion of Partial Surrenders of your policy.)

The following replaces the “Charge for a Representative Insured” under the Cost of Insurance section of Table II: Periodic Charges Other Than Fund Operating Expenses:

Charge	When Charge is Deducted	Amount Deducted

Cost of Insurance Charge for a Representative Insured	Monthly

For a male, age 45, standard non-tobacco, in year one the guaranteed maximum monthly cost of insurance rate is $0.23 per month per $1,000 of Net Amount of Risk.

For a female, age 45, standard non-tobacco, in year one the guaranteed maximum monthly cost of insurance rate is $0.16 per month per $1,000 of Net Amount at Risk.

The following replaces the “Administrative Fee” section of Table II: Periodic Charges Other Than Fund Operating Expenses:

Charge	When Charge is Deducted	Amount Deducted

Administrative Fee*	Monthly

A flat fee of $10 per month in all years.

In addition to the flat fee of $10 per month, for the first ten policy years from issue date or increase in specified amount, a monthly fee per dollar of Initial Specified Amount or increase in specified amount as follows:

Maximum Charge		$1.25 per month per $1,000 of Initial Specified Amount or increase in specified amount.

Minimum Charge		$0.01 per month per $1,000 of Initial Specified Amount or increase in specified amount.

Charge for a Representative Insured		For a male age 45, standard non-tobacco, the maximum additional monthly charge is $0.29 per month per $1,000 of specified amount. For a female age 45, standard non-tobacco, the maximum additional monthly charge is $0.27 per month per $1,000 of specified amount.

Changes to “Surrender Charges” (under “POLICY CHARGES AND FEES”, sub-section “Surrender Charges”):

The following replaces the third sentence of the third paragraph of the “General” section under Surrender Charges:

The Surrender Charge will never exceed $55.05 per $1,000 of specified amount.

The following replaces the second sentence of the fourth paragraph of the “General” section” under Surrender Charges:

This charge would be imposed if you request a Reduction of Specified Amount with respect to all or part of the increased specified amount, and it is in addition to any Surrender Charge that would apply to the existing specified amount.

The following replaces the fifth paragraph of the “General” section under Surrender Charges:

The length of time during which Surrender Charges apply (“Surrender Charge Period”), whether the Surrender Charges relate to the Initial Specified Amount or any increase in specified amount, is determined by the age of the insured on the Policy Date or on the date of an increase in specified amount.  The length of the Surrender Charge Period with respect to a Reduction in Specified Amount does not vary by age and is always 10 years from the Policy Date for the Initial Specified Amount or from the effective date of each increase in specified amount.

For Full Surrenders —

If, on the Policy Date (or date	The Surrender Charge Period as it relates to the
of increase in specified amount),	Initial Specified Amount or any increase in
the insured is:	specified amount is

• Ages 0-55,	15 years
• Age 56,	14 years
• Age 57,	13 years
• Age 58,	12 years
• Age 59,	11 years
• Age 60 and above,	10 years

The Surrender Charge Period with respect to the Initial Specified Amount starts on the Policy Date.  The Surrender Charge Period with respect to any given increase in specified amount starts on the date of such increase.  A new Surrender Charge schedule will be applicable to each increase.  Each increase and its Surrender Charge Period is tracked separately for purposes of determining the applicable Surrender Charge.

The following replaces the second paragraph of the “Full Surrenders” section:

For example, the Surrender Charge for a Full Surrender of a policy at the end of the tenth policy year for a male, standard non-tobacco, issue age 45 with an Initial Specified Amount of $1,000,000 which has not been increased would be a) $17.71 multiplied by b) 1,000 ($1,000,000 divided by 1,000), or $17,710.

The following replaces the last sentence of the “Mortality and Expense Risk Charge” section:

The current charge is the effective annual rate of 0.15% in policy years 1-15 and 0.00% in policy years 16 and beyond.

The following replaces the second sentence of the second paragraph of the “Administrative Fee” section:

The charge will never exceed $1.25 per month per $1,000 of Initial Specified Amount or increase in specified amount.

Changes to “Riders” under “YOUR INSURANCE POLICY”, sub-section “Riders”)”:

The following replaces the sample policy chart under sub-section headed “Enhanced Surrender Value Rider — Individual Basis.”  The values have changed due the changes in Charges and Fees described above:

	Without ESV Rider		With ESV Rider
End of Year	Accumulation Value	Surrender Value	Accumulation Value	Enhanced Surrender Value
1	49,494	0	49,494	49,494
2	102,671	44,636	101,735	101,735
3	159,805	104,275	157,864	157,864
4	221,192	168,212	218,170	218,170
5	287,146	236,791	282,964	282,964

Changes to the “Benefit Selection Option” (under “YOUR INSURANCE POLICY”“ sub-section “Benefit Selection Option”) :

The following replaces the example shown with respect to a Male, 55 Years Old, Standard Non-tobacco.  The values have changed due to the changes in Charges and Fees described above:

Male, 55 Year Old, Standard Non-tobacco

Benefit Selection Option	Monthly Administrative Expense Fee	Continuation of Coverage Specified Amount	Result

Election: None	$0.39167 per thousand of Specified Amount (higher)	100% of Specified Amount (higher)	This option offers the full specified amount during Continuation of Coverage. The price of the protection is reflected in the higher Monthly Administrative Expense Fee.

Election: 50%	$0.23751 per thousand of Specified Amount	50% of Specified Amount (lower)	This option offers less than the full specified amount during Continuation of

(lower)

Coverage. The Monthly Administrative Expense Fee is reduced in exchange. Therefore, this option allows somewhat more money to be invested in the Sub-Accounts or allocated to the Fixed Account while providing a part of the specified amount during Continuation of Coverage.

Election: 100%	$0.08333 per thousand of Specified Amount (lowest)	0% of Specified Amount (lowest)

This option offers no Continuation of Coverage specified amount*. The Monthly Administrative Expense fee is reduced in exchange. Therefore, this option allows more money to be invested in the Sub-Accounts or allocated to the Fixed Account.

The following replaces the two charts which show the hypothetical Accumulation Value, Continuation of Coverage Specified Amount and Illustrated Death Benefit Proceeds.  The values have changed due to the changes in Charges and Fees described above:

•  Insured: Male Preferred Non-tobacco, age 60

•  Specified Amount: $1,000,000

•  Annual Premium Payment: $36,000 for 40 years is paid at or before the beginning of each of the first 40 policy years

•  No Indebtedness on the policy

•  Death Benefit Option: 1 (level)

•  Death Benefit Qualification Test: Cash Value Accumulation Test

•  Assumed Investment Return: 8.00% gross (7.24% net)

•  Assumed Fixed Account Interest Rate: 5.05%

Benefit Selection Option %		0% (Not Elected)			50%			100%
End of Year	Age	Accumulation Value	Continuation of Coverage Specified Amount	Illustrated Death Benefit Proceeds	Accumulation Value	Continuation of Coverage Specified Amount	Illustrated Death Benefit Proceeds	Accumulation Value	Continuation of Coverage Specified Amount	Illustrated Death Benefit Proceeds
40	100	5,408,109	1,000,000	5,462,190	5,709,671	500,000	5,766,768	6,007,037	0	6,067,108
41	101	5,692,580	1,000,000	5,749,506	6,010,005	500,000	6,070,105	6,323,013	0	6,386,244
42	102	5,992,016	1,000,000	6,051,936	6,326,138	500,000	6,389,399	6,655,610	0	6,722,166
43	103	6,307,202	1,000,000	6,370,274	6,658,899	500,000	6,725,488	7,005,702	0	7,075,759

The following example uses the same policy and assumptions as the example above except that the Assumed Investment Return is 0.00% gross (-0.76% net):

Benefit Selection Option %		0% (Not Elected)			50%			100%
End of Year	Age	Accumulation Value	Continuation of Coverage Specified Amount	Illustrated Death Benefit Proceeds	Accumulation Value	Continuation of Coverage Specified Amount	Illustrated Death Benefit Proceeds	Accumulation Value	Continuation of Coverage Specified Amount	Illustrated Death Benefit Proceeds
40	100	28,002	1,000,000	1,000,000	234,712	500,000	500,000	441,430	0	445,844
41	101	29,475	1,000,000	1,000,000	247,058	500,000	500,000	464,650	0	469,296
42	102	31,025	1,000,000	1,000,000	260,053	500,000	500,000	489,091	0	493,982
43	103	32,657	1,000,000	1,000,000	273,732	500,000	500,000	514,817	0	519,966

Changes to Persistency Bonus (under “PREMIUMS”, sub-section “Persistency Bonus”):

The following replaces the first sentence under Persistency Bonus:

On each Monthly Anniversary Day beginning with the first Monthly Anniversary Day in policy year 16, we will credit a “Persistency Bonus” to Net Accumulation Values in each Sub-Account and the Fixed Account at an annual rate guaranteed to be not less than 0.20% of the values in each Sub-Account and the Fixed Account on the Monthly Anniversary Day.

Change to Introduction of “Death Benefit Options” (under “DEATH BENFITS”, sub-section “Death Benefit Options”):

The following replaces, in full, the first paragraph of the provision:

Three different death benefit options are available.  Your choice of option will depend on your insurance needs.  The options offered are intended to provide you with flexible solutions to changing insurance needs.  You may choose the death benefit option at the time you apply for your policy.  If you do not choose a death benefit option at that time, Death Benefit Option 1 will apply.  (See discussion under “Changes to the Initial Specified Amount and Death Benefit Options” for details as to the changes you are permitted to make in your choice of death benefit option after your policy has been issued.).  Your financial advisor can assist you in determining the Option that best needs your needs.

Changes to the Calculation of Death Benefits under “Death Benefit Proceeds” in the table:

The following replaces, in full, the description of the Death Benefit Proceeds under Option 2 in the table under the “Death Benefit Options” provision of the Death Benefits section of the prospectus.

Option	Death Benefit Proceeds Equal to the	Variability
2

The greater of:

a.                                       the sum of the Specified Amount plus the Net Accumulation Value as of the date of the insured’s death, less any Partial Surrenders paid after the date of death (i.e. Partial Surrender amounts we may have paid to the owner after the date of the insured’s death but before the death of the insured was reported to us); or

b.                                      the Specified Amount as of the date of the insured’s death, multiplied by 115%, less any Partial Surrenders after the date of death.

May increase or decrease over time, depending on the amount of premium paid and the investment performance of the Sub-Accounts or the interest credited to the Fixed Account.

The following replaces, in full, the description of the Impact on the Specified Amount after a switch from Option 2 to Option 1 in the table under “Changes to the Initial Specified Amount and Death Benefit Option” provision of the Death Benefits section.

Option Change	Impact
2 to 1

The Specified Amount will be increased by the greater of:

a.                                       the Accumulation Value as of the effective date of change; or

b.                                      the Specified Amount as of the Monthly Anniversary Day on or next following the date we receive the request for a change, multiplied by 15%.

(This changes the death benefit under the policy from one that may increase over time by the growth in the policy’s Net Accumulation Value to a level death benefit.)

Changes to No-Lapse Provision (under “LAPSE AND REINSTATEMENT”, sub-section “No-Lapse Provision”).

The following replaces the “Required annual premium amount” of the hypothetical example under the No-Lapse Provision.  The values have changed due to the changes in Charges and Fees described above:

	No-Lapse Provision with 10- year no-lapse period	No-Lapse Provision with 20- year no-lapse period
Required annual premium amount	$8,850	$9,920

Changes to “APPENDIXA”

The following replaces, in full, Appendix A.  The values have changed due to the changes in Charges and Fees described above:

EXAMPLE OF SURRENDER CHARGE CALCULATIONS:

The following hypothetical examples demonstrate the impact of Surrender Charges under different scenarios shown below for a male, standard non-tobacco, issue age 45 with an Initial Specified Amount of $1,000,000, no Indebtedness, assumed investment return of 8.00% (7.24% net) and a planned annual Premium Payment of $15,000:

1)              Fully surrender the policy at the end of the representative policy years shown:

End of Year	Accumulation Value	Surrender Charge	Surrender Value
1	10,303	29,620	0
10	143,001	17,710	125,291
16	308,647	0	308,647

In the table above, the Surrender Charge at the end of year 1 would be:

a)              $29.62 multiplied by

b)             1,000 ($1,000,000 divided by 1,000), or $29,620.

2)              Decrease the Initial Specified Amount by $250,000 from $1,000,000 to $750,000 at the end of the representative policy years shown:

End of Year	Surrender Charge
1	7,405
5	6,175
11	0

In the table above, the Surrender Charge at the end of year 1 would be:

a)              29.62 multiplied by

b)             250 ($250,000 divided by 1,000), or $7,405.

3)              Increase the Specified Amount by $500,000 from $1,000,000 to $1,500,000 at the beginning of year 7, at attained age 52, standard non-tobacco, and then Fully Surrender the policy at the end of the representative policy years shown:

End of Year	Accumulation Value	Surrender Charge on Initial $1,000,000 of Specified Amount	Surrender Charge on Additional $500,000 of Specified Amount	Total Surrender Charge	Surrender Value
9	113,998	19,190	16,155	35,345	78,653
12	168,482	14,630	13,870	28,500	139,982
16	262,238	0	10,535	10,535	251,703
22	463,988	0	0	0	463,988

In the table above, the surrender charge at the end of year 9 would be:

a)

(i)   19.19 multiplied by

(ii)  1,000 ($1,000,000 divided by 1,000), plus

b)

(i)   32.31 multiplied by

(ii)  500 ($500,000 divided by 1,000), or $35,345.

•                  At the end of year 9 and 12, the Surrender Charge equals the charge on the Initial Specified Amount plus the charge on the additional specified amount.

•                  At the end of year 16, the Surrender Charge for the Initial Specified Amount would have expired.

•                  At the end of year 22, the Surrender Charge for both the Initial and additional specified amount would have expired.

4)              Increase the Initial Specified Amount by $500,000 from $1,000,000 to $1,500,000 at the beginning of year 7, at attained age 52, standard non-tobacco, then decrease the specified amount by $900,000 from $1,500,000 to $600,000 at the end of the representative policy year shown:

End of Year	Surrender Charge on Initial $1,000,000 of Specified Amount	Surrender Charge on Additional $500,000 of Specified Amount	Total Surrender Charge
9	7,676	16,155	23,831
12	0	13,870	13,870
22	0	0	0

In the table above, the surrender charge at the end of year 9 would be:

a)

(i)   19.19 multiplied by

(ii)  400 ($400,000 divided by 1,000), plus

b)

(i)   32.31 multiplied by

(ii)  500 ($500,000 divided by 1,000), or $23,831.

•                  At the end of year 9, the Surrender Charge equals the charge on the Initial Specified Amount plus the charge on the additional specified amount.

•                  At the end of year 12, the Surrender Charge for the Initial Specified Amount would have expired after year 10.

•                  At the end of year 22, the Surrender Charge for both the Initial and additional specified amount would have expired after year 17.

Changes to the “GLOSSARY OF TERMS”

The following replaces the defined terms for Policy Year, Premium and Right to Examine Period located in the “Glossary of Terms”:

Term Defined	Definition

Policy Year (policy year)	Twelve month period(s) beginning on the Policy Date and extending up to but not including the next Policy Anniversary date.

Premium

The amount that you pay to us for your policy. You may select and vary the frequency and the amount of Premium. After the initial Premium is made there is no minimum premium required, except Premium to keep the policy in force. Premiums may be paid any time before the insured attains age 100.

Right to Examine Period

The period during which the policy may be returned to us for cancellation. It is the later of 45 days after the application is signed or ten days after you receive it (60 days after receipt for policies issued in replacement of other insurance).

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                           PART C - OTHER INFORMATION

Item 26. EXHIBITS

(1) Resolution of the Board of Directors of The Lincoln National Life Insurance

    Company and related documents authorizing establishment of the

    Account.(13)

(2) N/A

(3) (a) Selling Agreement between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc.(13).

     (b) Commission Schedule for Variable Life Policies.(13)

(4) (a) Policy LN698. (5)

     (b) Accelerated Benefits Rider - Policy Form ABR 5654 and ABR 5650.(9)

     (c) Change of Insured Rider - Policy Form LR496.(7)

     (d) Enhanced Surrender Value Rider - Policy Form LR541.(9)

     (e) Estate Tax Repeal Rider - Policy Form LR511.(8)

     (f) Overloan Protection Rider - Policy Form LR540.(10)

     (g) Waiver of Monthly Deduction Benefit Rider - Policy Form LR436 and

    LR437.(2)

(5) Application - Form LFF06399. (9)

     (a) Addendum to Application - LF06640AL (5/08)(6)

(6) (a) Articles of Incorporation of The Lincoln National Life Insurance

   Company.(1)

     (b) Bylaws of The Lincoln National Life Insurance Company.(12)

(7) Form of Reinsurance Contracts.(3)

(8) Fund Participation Agreement, and amendments thereto, between The Lincoln

National Life Insurance Company and American Funds Insurance Series.(14)

(9) Accounting and Financial Administration Services Agreement dated October 1,

    2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company

    and Lincoln Life & Annuity Company of New York. (4)

(10) Not applicable.

(11) Opinion and Consent of John L. Reizian. (Filed herewith)

(12) Not Applicable.

(13) Not Applicable.

(14) Consent of Ernst & Young LLP, Independent Registered Public Accounting

Firm. (Filed by amendment)

(15) Not applicable.

(16) Not applicable.

(17) Procedures Memorandum pursuant to Rule 6e-3(T)(b)(12)(iii).(3)

____________________

     (1) Incorporated by reference to Registration Statement on Form N-4 (File

      No. 333-27783) filed on December 5, 1996.

   (2) Incorporated by reference to Registrant's Registration Statement on

      Form S-6 (File No. 333-42479) filed on December 17, 1997.

     (3) Incorporated by reference to Post-Effective Amendment No. 1 on Form

      N-6 (File No. 333-139960) filed on April 1, 2008.

     (4) Incorporated by reference to Registration Statement on Form N-4 (File

    333-147673) filed on November 28, 2007.

     (5) Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-6

    (File No. 333-146507) filed on August 29, 2008.

     (6) Incorporated by reference to Registration Statement on Form N-6 (File

No. 333-156123) filed on December 15, 2008.

     (7) Incorporated by reference to Post-Effective Amendment No. 3 on Form

      S-6 (File No. 333-82663) filed on April 12, 2001.

   (8) Incorporated by reference to Post-Effective Amendment No. 2 to

      Registration Statement on Form S-6 (File No. 333-54338) filed on

      September 14, 2001.


   (9) Incorporated by reference to Post-Effective Amendment No. 1 to

      Registration Statement on Form N-6 (File No. 333-139960) filed on July

      31, 2007.

     (10) Incorporated by reference to Post-Effective Amendment No. 2 on Form

       N-6 (File No. 333-118478) filed on April 6, 2006.

   (11) Incorporated by reference to Post-Effective Amendment No. 12 on Form

       S-4 (File No. 333-138190) filed on November 9, 2009.

     (12) Incorporated by reference to Post-Effective Amendment No. 3 on Form

       N-6 (File No. 333-118478) filed on April 5, 2007.

     (13) Incorporated by reference to Pre-Effective Amendment No. 1 on Form

     S-6 (File No. 333-81882) filed on May 9, 2002.

     (14) Incorporated by reference to Post-Effective Amendment No. 2 on Form

     N-6 (File No. 333-139960) filed on April 1, 2009.

Item 27. Directors and Officers of the Depositor




Name                          Positions and Offices with Depositor

---------------------------   ---------------------------------------------------------------


Dennis R. Glass**             President and Director

Michael J. Burns*****         Senior Vice President

Frederick J. Crawford**       Executive Vice President, Chief Financial Officer and Director

Lawrence A. Samplatsky***     Vice President and Chief Compliance Officer

Mark E. Konen*****            Senior Vice President and Director

See Yeng Quek****             Senior Vice President, Chief Investment Officer and Director

Keith J. Ryan*                Vice President and Director

Dennis L. Schoff**            Senior Vice President and General Counsel

Michael S. Smith*             Senior Vice President and Chief Risk Officer

Rise C. M. Taylor*            Vice President and Treasurer

Charles A. Brawley, III**     Vice President and Secretary



         * Principal business address is 1300 South Clinton Street, Fort Wayne,

   Indiana 46802-3506

     ** Principal business address is 150 North Radnor Chester Road, Radnor, PA

19087

        *** Principal business address is 350 Church Street, Hartford, CT 06103

             **** Principal business address is 2005 Market Street, 39th Floor,

Philadelphia, PA 19103-3682

*****Principal business address is 100 North Greene Street, Greensboro, NC

27401

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

     Organizational Chart of the Lincoln National Corporation Insurance Company

Holding Company System (11)

Item 29. Indemnification

     (a) Brief description of indemnification provisions:

     In general, Article VII of the By-Laws of The Lincoln National Life

     Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life.

     Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors,

     officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

     Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No.

     6(b) hereto) for the full text of the indemnification provisions.

     Indemnification is permitted by, and is subject to the requirements of,

     Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities

      Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities

     Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item

     28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore,

     unenforceable. In the event that a claim for indemnification against such

                                      B-2


     liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

   (a) Lincoln Financial Distributors, Inc. is the principal underwriter for

      Lincoln National Variable Annuity Fund A (Group); Lincoln National

      Variable Annuity Fund A (Individual); Lincoln National Variable Annuity

      Account C; Lincoln Life Flexible Premium Variable Life Account D; Lincoln

      National Flexible Premium Variable Life Account E; Lincoln National

      Flexible Premium Variable Life Account F; Lincoln National Variable

      Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J;

      Lincoln Life Flexible Premium Variable Life Account K; Lincoln National

      Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life

      Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable

      Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R;

      Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life

      Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and

      Lincoln National Variable Annuity Account 53.

     (b) Officers and Directors of Lincoln Financial Distributors, Inc.:




Name                        Positions and Offices with Underwriter

-------------------------   ------------------------------------------------


Patrick J. Caulfield***     Vice President and Chief Compliance Officer

Wilford H. Fuller*          President, Chief Executive Officer and Director

Randall J. Freitag*         Vice President and Treasurer

James Ryan*                 Vice President and Director

David M. Kittredge*         Senior Vice President

Joel Schwartz*              Vice President and Director

Linda Woodward**            Secretary

Keith J. Ryan**             Vice President and Chief Financial Officer



      * Principal business address is 150 Radnor Chester Road, Radnor, PA 19087

   ** Principal business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

*** Principal business address is 350 Church Street, Hartford, CT 06103

     (c) N/A

Item 31. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to

be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300

S. Clinton Street, Fort Wayne, Indiana 46802 and at One Granite Place, Concord,

New Hampshire 03301. The accounting records are maintained by Bank of New

York Mellon, N.A., One Mellon Bank Center, 500 Grant Street, Pittsburgh,

Pennsylvania 15258.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

Lincoln Life represents that the fees and charges deducted under the policies,

in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

                                      B-3

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life Flexible Premium Variable Life Account Y, has duly caused this Post-Effective Amendment No. 2 to the Registration Statement on Form N-6 (File No. 333-156123; 811-21028; CIK: 0001163403) to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut on the 11th day of November, 2009.  Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(a) under the Securities Act of 1933.

Lincoln Life Flexible Premium Variable Life Account Y
(Registrant)

By	/s/ Joshua R. Durand
Joshua R. Durand
Assistant Vice President
The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company
(Depositor)

By	/s/ Joshua R. Durand
Joshua R. Durand
Assistant Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement on Form N-6 (File No.: 333-156123; 811-21028; CIK: 0001163403) has been signed below on November 11, 2009 by the following persons, as officers and directors of the Depositor, in the capacities indicated:

Signature	Title

/s/ Dennis R. Glass *	President and Director
Dennis R. Glass

/s/ Charles C. Cornelio *	Executive Vice President; Chrief Administrative Officer
Charles C. Cornelio

/s/ Frederick J. Crawford *	Executive Vice President; Chief Financial Officer and Director
Frederick J. Crawford

/s/ Mark E. Konen *	Senior Vice President and Director
Mark E. Konen

/s/ See Yeng Quek *	Senior Vice President, Chief Investment Officer and Director
See Yeng Quek

/s/ Keith J. Ryan *	Vice President and Director
Keith J. Ryan

* By	/s/ John L. Reizian
John L. Reizian
Attorney-in-Fact, pursuant to a Power-
of-Attorney filed with this Registration
Statement